Stock-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 987	$ 919	$ 873
Income tax benefits	(249)	(223)	(198)
Net stock-based compensation cost	738	695	675
Unrecognized compensation cost related to non-vested awards	$ 1,500
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 7 months 6 days
Employee Stock Purchase Plan
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 43
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	164	145	126
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	566	555	550
RD&E expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 258	$ 218	$ 197